Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
- Third parties	$ 25,116,139	$ 15,821,980	$ 7,360,581
- Related parties			421,105
Total revenue	25,116,139	15,821,980	7,781,686
Cost of revenues	729,752	380,072	235,152
Gross profit	24,386,387	15,441,908	7,546,534
Operating expenses
Selling and marketing expenses	371,383	245,246	151,489
General and administrative expenses	3,169,855	1,348,862	1,573,262
Research & Development Expense	92,683
Donation expenses	148,108	301,101
Total Operating expenses	3,782,029	1,895,209	1,724,751
Income from operations	20,604,358	13,546,699	5,821,783
Other income (expenses)
Interest income on bank deposit	13,600	1,273	292
Gain on disposal of a non-operating department			454,836
Other expenses	(7,058)	(517)	(741,112)
Interest income from loans to third parties	4,070,600	2,794,134	1,946,974
Total other income, net	4,077,142	2,794,890	1,660,990
Income before income tax expenses	24,681,499	16,341,589	7,482,773
Income tax expenses	633,315	2,452,822	1,870,748
Net Income	24,048,184	13,888,767	5,612,025
Other comprehensive loss
Foreign currency translation gain/(loss)	2,382,488	(1,468,548)	(1,645,416)
Comprehensive Income	$ 26,430,672	$ 12,420,219	$ 3,966,609
Weighted average number of shares, basic and diluted	20,880,706	20,000,000	20,000,000
Basic and diluted earnings per share	$ 1.152	$ 0.694	$ 0.281